Consolidated statements of cash flows - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	¥ 860,908,711	¥ 532,672,757	¥ 235,441,839
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	433,753,901	306,752,951	111,362,044
Provision for available-for-sale investments			36,692,695
Impairment of goodwill			20,279,026
Provision for other assets			1,270,001
Depreciation and amortization	13,299,246	10,804,855	6,595,476
Share-based compensation expenses	39,715,168	182,689,766
Share of income from equity method investee			(47,122)
Net loss on disposal of property and equipment	946,244	261,875	61,085
Net gain on disposal of subsidiaries		6,060,758
Foreign exchange (gain)/loss	(1,836,029)	2,274,438	(2,717,820)
Deferred tax benefit	(105,085,476)	(57,888,823)	(33,470,137)
Net loss on sale of loans	16,697,259
Changes in operating assets and liabilities:
Deposits	(27,892,733)	(98,732,767)	(40,932,244)
Other operating assets	(138,548,636)	(289,327,710)	43,271,746
Other operating liabilities	240,699,389	691,081,484	2,077,066
Net cash provided by operating activities	1,332,657,044	1,286,649,584	379,883,655
Cash flows from investing activities:
Loans originated, net of principal collected	777,832,690	(9,288,327,415)	(4,985,137,870)
Proceeds from sales of available-for-sale investments	390,050,000	16,290,109	412,780,035
Cash received from disposal of cost method investments		9,350,000	500,000
Proceeds from disposal of subsidiaries	29,658,807	57,717,953
Proceeds from disposal of equity method investee			3,266,969
Proceeds from disposal of property and equipment and intangible assets	3,044,763	890,219	17,215
Proceeds from sales of loans	165,626,448
Purchase of available-for-sale investments	(710,000,000)	(360,050,000)	(116,618,373)
Purchases of property, equipment and intangible assets	(14,822,364)	(19,763,521)	(15,223,321)
Net cash (used in)/provided by investing activities	641,390,344	(9,583,892,655)	(4,700,415,345)
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost paid of RMB51,967,702	313,779,783
Proceeds from interest-bearing borrowings	10,931,383,040	15,024,145,699	5,904,280,461
Proceeds from related party	138,000,000
Repayment of interest-bearing borrowings	(11,352,964,066)	(5,767,405,436)	(1,613,193,000)
Repayment through related party	(32,747,681)
Net cash provided by /(used in) financing activities	(2,548,924)	9,256,740,263	4,291,087,461
Net (decrease)/increase in cash and cash equivalents	1,971,498,464	959,497,192	(29,444,229)
Cash and cash equivalents at the beginning of year	1,190,360,385	233,138,588	260,081,796
Effect of exchange rate change on cash and cash equivalents	(200,915)	(2,275,395)	2,501,021
Cash and cash equivalents at the end of year	3,161,657,934	1,190,360,385	233,138,588
Supplemental disclosures of cash flow information:
Income tax paid	95,837,024	45,595,075	25,672,356
Interest expense paid	¥ 2,002,298,692	¥ 1,298,748,843	¥ 416,084,616